PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2012	$ 6,637
2013	5,962
2014	4,855
2015	3,901
2016	3,745
Thereafter	13,900
Total	$ 39,000